Accounts receivable - Net: Movement in provision (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Impairment provision:
Provision beginning balance	$ 317,664	$ 346,183
Provision impairment	(128,000)
Provision ending balance	301,947	317,664
Mexico
Impairment provision:
Provision beginning balance	208,731
Application to provision	5,707	9,331
Provision ending balance	214,438	208,731
Colombia (Airplan)
Impairment provision:
Provision beginning balance	56,877
Application to provision	3,974
Provision impairment	(17,401)	(1,575)
Provision ending balance	43,450	56,877
Puerto Rico (Aerostar)
Impairment provision:
Provision beginning balance	52,056
Provision impairment	(7,997)	(36,275)
Provision ending balance	$ 44,059	$ 52,056